Summary Of Significant Accounting Policies (Advertising Expenses) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Summary Of Significant Accounting Policies
Advertising expense	$ 340.2	$ 311.9	$ 308.3